Report Of The Directors Financial Review Risk Report - Scenario weighting (Details)	12 Months Ended
Dec. 31, 2022 economic_scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Number of economic scenarios	4
Central scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%
Central scenario | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	60.00%
Central scenario | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	60.00%
Upside and central scenarios | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	65.00%
Upside and central scenarios | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	65.00%